Land use right, net (Details) - Land use right [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Land use right	$ 6,376,185	$ 6,598,974
Less: accumulated amortization	(479,602)	(393,665)
Land use right, net	$ 5,896,583	$ 6,205,309